Business Acquisition - Summary of Identifiable Assets Acquired and Liabilities Assumed in Connection with Acquisition (Parenthetical) (Details) - shares		12 Months Ended
	Aug. 06, 2019	Dec. 31, 2019
Huanqiuyimeng
Business Acquisition [Line Items]
Purchase consideration in ordinary shares	9,360,000	9,360,000